Intangible Assets & Goodwill - Summary of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance		$ 93,800	$ 30,036	$ 12,477
Adjustments to purchase price allocation		3,683
Acquired license agreements			887
Additions		30,147	65,870	15,656
Amortization expense	$ 2,500	4,524	2,993	1,753
Net amount, ending balance	123,106	123,106	93,800	30,036
Previously Reported [Member]
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance		90,144	26,380
Amortization expense			2,992
Net amount, ending balance			90,144	26,380
Licenses
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance		84,517	24,538	11,568
Adjustments to purchase price allocation		3,683
Acquired license agreements			887
Additions		28,195	61,400	14,300
Amortization expense		3,125	2,308	1,330
Net amount, ending balance	113,270	113,270	84,517	24,538
Moxie Brand
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance		2,828
Additions			2,960
Amortization expense		494	132
Net amount, ending balance	2,334	2,334	2,828
Tradenames
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance		2,109	800	900
Additions			1,510
Amortization expense		428	201	100
Net amount, ending balance	1,681	1,681	2,109	800
Customer Relationship
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance		683	883
Additions				1,000
Amortization expense		100	200	117
Net amount, ending balance	583	583	683	883
Non-compete
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance		7	25
Additions				35
Amortization expense		7	18	10
Net amount, ending balance			7	25
Trademarks
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance			134	9
Additions				321
Amortization expense			134	196
Net amount, ending balance				134
Internal Use Software
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance		3,656	3,656
Additions		1,952
Amortization expense		370
Net amount, ending balance	$ 5,238	$ 5,238	$ 3,656	$ 3,656